Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 584,444,000
Previously Paid Amount	0
Total Fee Amount	80,711.72
Total Offset Amount	0
Net Fee	$ 80,711.72
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A